Short-Term Bank Loans	12 Months Ended
Dec. 31, 2013
Short-term Debt [Abstract]
SHORT-TERM BANK LOANS
11.	SHORT-TERM BANK LOANS

Bank Name	Interest rate	Term	December 31, 2013	December 31, 2012
Agricultural Bank Of China	Fixed annual rate of 5.82%	From September 18, 2012 to September 17, 2013	$-	$5,547,982
Agricultural Bank Of China	Fixed annual rate of 5.87%	From November 8, 2012 to November 7, 2013	-	6,340,551
Agricultural Bank Of China	Fixed annual rate of 6.00%	From November 22, 2012 to November 21, 2013	-	5,547,982
Agricultural Bank Of China	Fixed annual rate of 6.04%	From December 13, 2012 to December 12, 2013	-	3,170,276
Agricultural Bank Of China	Fixed annual rate of 6.00%	From September 26, 2013 to September 25, 2014	4,908,216	-
Agricultural Bank Of China	Fixed annual rate of 6.00%,	From October 15, 2013 to October 14, 2014	4,908,216	-
Agricultural Bank Of China	Fixed annual rate of 6.00%,	From October 18, 2013 to October 17, 2014	6,544,289	-
			$16,360,721	$20,606,791

As of December 31, 2013 and 2012, the short-term bank loans have maturity terms within 1 year. Interest expense incurred on short-term loans for the year ended December 31, 2013 and 2012 was $1,143,217 and $1,298,081, respectively.